STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 8	$ (592)	$ (2,914)
Unrealized losses on available-for-sale securities:
Changes in unrealized loss			(11)
Less: reclassification adjustments for gains on available-for-sale securities		4
Comprehensive income (loss)	$ 8	$ (588)	$ (2,925)